Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Bank balances	$ 17,340	$ 34,748
Short-term deposits	39	36,350
Total cash and cash equivalents	$ 17,379	$ 71,098	$ 40,672
Money market investments, maximum maturity term	90 days